Net Loss per Share - Schedule of Diluted Net Loss Per Share Attributable to Stockholders (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Schedule of Diluted Net Loss per Share Attributable to Stockholders [Line Items]
Total diluted net loss per share attributable to stockholders	26,628,821	25,756,342	26,628,821	25,756,342	25,179,352	24,921,837
Stock options [Member]
Schedule of Schedule of Diluted Net Loss per Share Attributable to Stockholders [Line Items]
Total diluted net loss per share attributable to stockholders	2,164,238	2,052,239	2,164,238	2,052,239	2,214,769	1,967,734
Series A Preferred Stock (as converted to common stock) [Member]
Schedule of Schedule of Diluted Net Loss per Share Attributable to Stockholders [Line Items]
Total diluted net loss per share attributable to stockholders	3,588,406	3,913,043	3,588,406	3,913,043	3,588,406	3,913,043
Publicly traded warrants [Member]
Schedule of Schedule of Diluted Net Loss per Share Attributable to Stockholders [Line Items]
Total diluted net loss per share attributable to stockholders	14,166,666	14,166,666	14,166,666	14,166,666	14,166,666	14,166,666
Shortfall Warrants [Member]
Schedule of Schedule of Diluted Net Loss per Share Attributable to Stockholders [Line Items]
Total diluted net loss per share attributable to stockholders	3,209,511	3,874,394	3,209,511	3,874,394	3,209,511	3,874,394
Contingent Sponsor Shares [Member]
Schedule of Schedule of Diluted Net Loss per Share Attributable to Stockholders [Line Items]
Total diluted net loss per share attributable to stockholders		1,000,000		1,000,000		1,000,000
2024 Term Loan Warrants [Member]
Schedule of Schedule of Diluted Net Loss per Share Attributable to Stockholders [Line Items]
Total diluted net loss per share attributable to stockholders					2,000,000